Salaries, wages and benefits (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Salaries, wages, bonus, and allowances	¥ 58,628	¥ 984,498
Housing funds	2,954	81,315
Defined contribution benefits	5,015	90,783
Welfare and other expenses	2,104	29,427
Share-based compensation (Note 22)	10,514	692
Total employee benefits expense	¥ 79,215	¥ 1,186,715
Predecessor
Disclosure of defined benefit plans [line items]
Salaries, wages, bonus, and allowances			¥ 1,057,454	¥ 923,782
Housing funds			77,732	71,632
Defined contribution benefits			136,514	129,338
Welfare and other expenses			40,375	44,568
Share-based compensation (Note 22)			34,403	18,418
Total employee benefits expense			¥ 1,346,478	¥ 1,187,738